UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Ferrari Financial Services, Inc. (1)

(Securitizer)

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2017 to December 20, 2017

Date of Report (Date of earliest event reported): February 13, 2018

Commission File Number of securitizer: 025-02587

Central Index Key Number of securitizer: 0001666358

David Wertheim, General Counsel, (201) 816-2713

Name and telephone number, including area code, of the person to contact in connection with this filing.

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

Pursuant to Rule 15Ga-1(c)(3), Securitizer is hereby providing notice of the termination of its duty to file reports under Rule 15Ga-1. December 20, 2017 is the date of the last payment on the last asset-backed security outstanding that was issued by Securitizer or issued by an affiliate of the Securitizer.

(1)  Ferrari Financial Services, Inc., as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period, including any asset-backed securities issued by the following affiliated issuers/depositors: (i) Ferrari Auto Securitization Transaction, LLC (no Central Index Key Number); (ii) Ferrari Auto Securitization Transaction - Lease, LLC (no Central Index Key Number); and (iii) Ferrari Auto Securitization Transaction - Select, LLC (no Central Index Key Number).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: February 13, 2018

Ferrari Financial Services, Inc. (Securitizer)

	By:	/s/ Nicola Boschetti
	Name:	Nicola Boschetti
	Title:	President (senior officer in charge of securitization)